CONSOLIDATED AND COMBINED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net sales	$ 6,148		$ 5,952		$ 5,555
Cost of sales	2,386		2,443		2,329
Gross margin	3,762		3,509		3,226
Selling, general and administrative expenses	1,442		1,053		1,017
Research and development expenses	1,176		820		595
Net interest expense	48
Other (income) expense, net	(102)		104		1
Income before income taxes	1,198		1,532		1,613
Income tax expense	270		346		325
Net income from continuing operations	928	[1]	1,186	[2]	1,288
Income from discontinued operations, net of tax	28	[1]	551	[2]
Net income	$ 956	[1]	$ 1,737	[2]	$ 1,288
Income from continuing operations per common share
Basic	$ 1.37	[1]	$ 1.75	[2]	$ 1.90
Diluted	1.36	[1]	1.74	[2]	1.89
Income from discontinued operations per common share
Basic	0.04	[1]	0.82	[2]
Diluted	0.04	[1]	0.81	[2]
Net income per common share
Basic	1.41	[1]	2.57	[2]	1.90
Diluted	$ 1.40	[1]	$ 2.55	[2]	$ 1.89
Weighted-average number of common shares outstanding
Basic	677		676		676
Diluted	683		681		681

[1]	The first quarter of 2015 included net after-tax charges from continuing operations of $33 million related to intangible asset amortization, business optimization items, and separation costs; and a $9 million after-tax favorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations. The second quarter of 2015 included net after-tax charges from continuing operations of $109 million related to intangible asset amortization, business optimization items, separation costs, and milestone payments associated with the company's collaboration agreements; and a $4 million after-tax charge reported in discontinued operations. The third quarter of 2015 included net after-tax charges from continuing operations of $104 million related to intangible asset amortization, separation costs, IPR&D and other impairment charges, a decrease in the fair value of contingent payment liabilities, milestone payments associated with the company's collaboration agreements and business development items; and a $28 million after-tax gain recorded on the sale of certain vaccines R&D programs reported in discontinued operations. The fourth quarter of 2015 included net after-tax charges from continuing operations of $286 million related to intangible asset amortization, business optimization items, separation costs, upfront and milestone payments to collaboration partners, a decrease in the fair value of contingent payment liabilities, a currency-related item and favorable adjustments to previously recorded impairment charges; and a $6 million after-tax unfavorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations.
[2]	The first quarter of 2014 included net after-tax charges from continuing operations of $24 million related to intangible asset amortization, business optimization items, plasma-related litigation and milestone payments associated with the company's collaboration agreements; and an $8 million after-tax charge reported in discontinued operations. The second quarter of 2014 included net after-tax charges from continuing operations of $63 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements and an increase in fair value of contingent payment liabilities. The third quarter of 2014 included net after-tax charges from continuing operations of $166 million related to intangible asset amortization, business optimization items, separation costs, the Branded Prescription Drug Fee and milestone payments associated with the company's collaboration arrangements; and after-tax charges of $5 million after-tax charge reported in discontinued operations. The fourth quarter of 2014 included net after-tax charges from continuing operations of $146 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements, other-than-temporary impairment and an increase in fair value of contingent payment liabilities; and a $417 million after-tax gain on the sale of the company's commercial vaccines business reported in discontinued operations.